CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 Consolidated USD ($)	Dec. 31, 2011 Consolidated USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY
Assets
Cash and cash equivalents	$ 7,468	$ 5,339	22,668	38,434
Restricted cash	839	246
Accounts receivable, net	3,089	3,744	226,370	187,763
Amount due from owners			0	2
Prepayments and other current assets	848	1,773	104,368	76,860
Inventories	653	583	9,154	8,612
Total current assets	12,897	11,685	362,560	311,671
Property, plant and equipment, net	945	1,058	49,093	52,938
Intangible asset, net			2,693	2,851
Land use right, net			6,335	6,484
Interests in affiliates	9,772	9,763
Goodwill	1,071	1,071
Deferred tax assets	262	287	2,513	3,297
Total assets	24,947	23,864	423,194	377,241
Liabilities and shareholders' equity
Short term borrowings			60,000	41,000
Accounts payable	3,713	2,875	177,212	133,475
Other payables and accrued expenses	2,985	2,658	26,036	28,537
Other taxes payable			1,828	13,407
Income tax payable			5,684	6,887
Taxation payable	493	422
Total current liabilities	7,191	5,955	270,760	223,306
Commitments and contingencies
Shareholders' equity:
Ordinary share, 20,000,000 (2011: 20,000,000) shares authorised; 2,229,609 (2011: 2,229,628) shares issued	123	123
Share capital 61,200,000 shares issued			61,200	61,200
Additional paid-in capital	9,533	9,533	0	0
Treasury stock, 160,386 (2011: 151,747) shares at cost	(766)	(733)
Capital reserve			43,189	43,189
PRC statutory reserves	311	274	4,274	4,272
Accumulated other comprehensive income	731	731
Retained earnings	5,905	6,371	36,640	37,881
Equity attributable to shareholders of Euro Tech and Zhejiang Tianlan Environmental Protection Technology Company Limited respectively	15,837	16,299	145,303	146,542
Non-controlling interest	1,919	1,610	7,131	7,393
Total shareholders' equity	17,756	17,909	152,434	153,935
Total liabilities and shareholders' equity	$ 24,947	$ 23,864	423,194	377,241